Current and long-term debt- 2020 CMBFL Lease Financing (Details)	1 Months Ended		3 Months Ended
	Mar. 31, 2021 USD ($)	Nov. 30, 2020 USD ($) tanker vessel	Sep. 30, 2020 USD ($) tanker vessel	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 2,415,326,000	$ 2,552,473,000
2020 CMBFL Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Sale leaseback transaction, term			7 years
Borrowings			$ 45,400,000	44,600,000
Net debt to capitalization ratio			0.60
Consolidated tangible net worth			$ 1,000,000,000.0
Cumulative positive net income			25.00%
Net proceeds of equity issuance			50.00%
Minimum ratio for fair value of vessels			120.00%
2020 CMBFL Lease Financing [Member] | Consolidated Liquidity Requirement - Scenario Two [Member]
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel			$ 500,000
Consolidated liquidity requirement per each chartered-in vessel			250,000
2020 CMBFL Lease Financing [Member] | Consolidated Liquidity Requirement - Scenario One [Member]
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount			25,000,000.0
2020 CMBFL Lease Financing [Member] | STI Leblon and STI Bosphorus | Vessels [member] | MR [Member]
Disclosure of detailed information about borrowings [line items]
Periodic payment per vessel			$ 400,000
Number of vessels under finance lease arrangements | tanker			2
2020 CMBFL Lease Financing [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis			3.20%
2017 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings		$ 29,300,000	$ 30,100,000
Borrowings					$ 131,500,000
2017 Credit Facility [Member] | Vessels [member]
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel		2	2
2020 TSFL Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Sale leaseback transaction, term		7 years
Borrowings		$ 47,300,000		47,300,000
Net debt to capitalization ratio		0.65
Consolidated tangible net worth		$ 1,000,000,000.0
Minimum ratio for fair value of vessels		115.00%
2020 TSFL Lease Financing [Member] | STI Galata STI La Boca | Vessels [member] | MR [Member]
Disclosure of detailed information about borrowings [line items]
Periodic payment per vessel		$ 400,000
Number of vessels under finance lease arrangements | tanker		2
2020 TSFL Lease Financing [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		3.20%
2020 SPDB-FL Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings		$ 62,900,000
Borrowings		$ 96,500,000		$ 96,500,000
Net debt to capitalization ratio		0.70
Consolidated tangible net worth		$ 650,000,000.0
Minimum ratio for fair value of vessels		115.00%
2020 SPDB-FL Lease Financing [Member] | STI Galata STI La Boca | Vessels [member] | MR [Member]
Disclosure of detailed information about borrowings [line items]
Borrowing to be deposited with lessor (percent)	3.00%
Aggregate deposit required	$ 2,900,000
2020 SPDB-FL Lease Financing [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		3.05%